Annual Total Returns [BarChart] - BlackRock Real Estate Securities Fund - Investor A Shares	May 28, 2021
Bar Chart Table:
Annual Return 2013	2.43%
Annual Return 2014	31.18%
Annual Return 2015	3.48%
Annual Return 2016	7.37%
Annual Return 2017	5.91%
Annual Return 2018	(3.28%)
Annual Return 2019	27.53%
Annual Return 2020	(4.43%)